Consolidated Statement of Changes in Equity (Parenthetical) € in Millions, £ in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Hyperinflation Adjustment	€ 137
Unilever Malaysia [member]
Premium paid for purchase of non-controlling interest		€ 163
Welly Acquisition [Member]
Other Movement In Equity	€ 83